Trading revenues (Tables)	6 Months Ended
Jun. 30, 2023
Trading revenues
in	6M23	6M22
Trading revenues (CHF million)
Interest rate products	(1,728)	(896)
Foreign exchange products	332	(132)
Equity/index-related products	92	380
Credit products	(311)	1,039
Commodity and energy products	(23)	40
Other products	(508)	(477)
Trading revenues	(2,146)	(46)
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.